Fair values of financial assets and financial liabilities - Hierarchy (Details) - Recurring - AUD ($) $ in Millions	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 123,419	$ 140,971	$ 114,299
Financial liabilities measured at fair value	86,664	103,964	83,655
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	48,769	46,331	44,743
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	11,449	11,325	6,857
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,791	39,568	25,347
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,655	6,740	6,294
Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value			414
Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	30,474	24,332	23,738
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	20,346	41,283	18,269
Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	72,469	75,284	69,564
Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	130	72	249
Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			2,479
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	13,807	14,741	18,407
Financial liabilities measured at fair value	1,373	2,057	1,116
Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,361	2,006	1,090
Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	12	51	26
Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	10,885	2,039	5,474
Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17	68	38
Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	2,905	12,634	11,838
Level 1 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			1,057
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	109,151	125,785	95,390
Financial liabilities measured at fair value	85,237	101,884	82,506
Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	48,769	46,331	44,743
Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	10,088	9,319	5,767
Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,725	39,494	25,288
Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,655	6,740	6,294
Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value			414
Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	19,578	22,275	18,260
Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	20,317	41,202	18,204
Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	69,150	62,263	57,287
Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	106	45	217
Level 2 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value			1,422
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	461	445	502
Financial liabilities measured at fair value	54	23	33
Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	54	23	33
Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	11	18	4
Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	12	13	27
Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	414	387	439
Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 24	$ 27	$ 32